Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0002018529
Registrant Name	Intercont (Cayman) Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A